Impairment charges	12 Months Ended
Sep. 30, 2020
Impairment charges
Impairment charges

Note 6. Impairment charges

Accounting policy

As 2018 comparatives were not restated for the Group's adoption of AASB 9 in 2019, the accounting policy applied in 2020 and 2019 differs to that applied prior to 2019. The accounting policy applied prior to 2019 is discussed in Note 39. The accounting policy applied in 2020 and 2019 is as follows.

Impairment charges are based on an expected loss model which measures the difference between the current carrying amount and the present value of expected future cash flows taking into account past experience, current conditions and multiple probability-weighted macroeconomic scenarios for reasonably supportable future economic conditions.  Further details of the calculation of ECL and the critical accounting assumptions and estimates relating to impairment charges are included in Note 13.

Impairment charges are recognised in the income statement, with a corresponding amount recognised as follows:
• Loans, debt securities at amortised cost and due from subsidiaries balances: as a reduction of the carrying value of the financial asset through an offsetting provision account (refer to Note 13);
• Debt securities at FVOCI: in reserves in OCI with no reduction of the carrying value of the debt security (refer to Note 28); and
• Credit commitments: as a provision (refer to Note 27).
Uncollectable loans

A loan may become uncollectable in full or part if, after following the Group’s loan recovery procedures, the Group remains unable to collect that loan’s contractual repayments. Uncollectable amounts are written off against their related provision for ECL, after all possible repayments have been received.

Where loans are secured, amounts are generally written off after receiving the proceeds from the security, or in certain circumstances, where the net realisable value of the security has been determined and this indicates that there is no reasonable expectation of full recovery, write-off may be earlier. Unsecured consumer loans are generally written off after 180 days past due.

The Group may subsequently be able to recover cash flows from loans written off. In the period which these recoveries are made, they are recognised in the income statement.

The following table details impairment charges based on the requirements of AASB 9.

	Consolidated		Parent Entity
$m	2020	2019	2020	2019
Provisions raised/(released)
Performing	1,437	(209)	1,147	(180)
Non-performing	1,934	1,175	1,717	1,073
Recoveries	(193)	(172)	(173)	(143)
Impairment charges	3,178	794	2,691	750
of which relates to:
Loans and credit commitments	3,158	794	2,689	750
Debt securities at amortised cost	18	—	—	—
Debt securities at FVOCI	2	—	2	—
Impairment charges	3,178	794	2,691	750

As 2018 comparatives were not restated for the Group’s adoption of AASB 9 in 2019, the following table details impairment charges based on the requirements of AASB 139. Once AASB 9 has been effective for all comparative year ends, this table will no longer be presented.

Consolidated
$m	2018
Individually assessed provisions raised	371
Write-backs	(150)
Recoveries	(179)
Collectively assessed provisions raised	668
Impairment charges	710